Note 7 - Related Parties	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of related party [text block]
7.	Related parties:

Neptune Technologies (Neptune) Acasti’s former parent company, owned approximately
6.5%
of the issued and outstanding Class A shares (Common Shares) of the Corporation as at
March 31, 2019.
Neptune’s ownership reduced below a control position, following Acasti’s U.S. public financing activities in
December 2017
and
January 2018.

(a)	Administrative and research and development expenses:

The Corporation has significantly reduced its reliance on the support of Neptune for a portion of its general and administrative needs; however, it will continue to utilize their IT support for the near term. The Corporation was charged by Neptune for the purchase of research supplies and for certain costs incurred by Neptune for the benefit of the Corporation, as follows:

			Thirteen- months ended	Month ended	Twelve-months ended
	March 31, 2019	March 31, 2018	March 31, 2017	March 31, 2017	February 28, 2017
				(Unaudited)	(Unaudited)
	$	$	$	$	$

Research and development expenses
Supplies and incremental costs	-	7	-	-	-
Shared service agreement	-	20	60	1	59
Total	-	27	60	1	59

General and administrative expenses
Supplies and incremental costs	211	239	293	16	277
Shared service agreement	34	121	325	25	300
Total	245	360	618	41	577
Total related parties expenses	245	387	678	42	636

Where Neptune incurs specific incremental costs for the benefit of the Corporation, it charges those amounts directly. Neptune provides Acasti with the services of personnel for certain administrative work as part of a shared service agreement. The employees’ salaries and benefits are charged proportionally to the time allocation agreed upon within the shared service agreement. Effective
September 30, 2017,
the laboratory support, the corporate affairs and the public company reporting services previously provided by Neptune as part of the shared service agreement were discontinued. The Corporation is now incurring incremental costs and expects to do so in the future, partially offset by reduced shared service fees. The account payable to Neptune amounted to
$2
at
March 31, 2019
and
$44
at
March 31, 2018,
is non-interest bearing and has
no
specified maturity date. These charges do
not
represent all charges incurred by Neptune that
may
have benefited the Corporation. Also, these charges do
not
necessarily represent the cost that the Corporation would otherwise need to incur, should it not
receive these services or benefits through the shared resources of Neptune.

Historically, Neptune has provided the Corporation with the krill oil needed to produce CaPre for Acasti’s clinical programs, including all of the krill oil projected to be needed for its Phase
3
clinical study program. However, Neptune discontinued its krill oil production and sold its krill oil inventory to Aker on
August 7, 2017.
In
2017
Acasti purchased a reserve of krill oil from Aker that will be used in the production of CaPre capsules for its Phase
3
clinical trials (see also note
6
). The Corporation is currently evaluating alternative suppliers of krill oil. At
March 31, 2019,
a reserve of krill oil owned by the Corporation was physically stored at Neptune’s facility.

(b)	Interest revenue:

On
January 7, 2016
Neptune announced the acquisition of Biodroga Nutraceuticals Inc. As part of this transaction, the Corporation pledged an amount of
$2
million (“Committed Funds”) to partly guarantee the financing for the said transaction (“Pledge Agreement”). Neptune had agreed to pay Acasti an annual fee on the Committed Funds outstanding at an annual rate of
9%
during the
first
six
months and
11%
for the remaining term of the Pledge Agreement. On
September 20, 2016,
Neptune fully released the pledged amount. The Corporation recognized interest revenue of nil
for the years ended
March 31, 2019
and
2018,
$89
for the
thirteen
-month period ended
March 31, 2017,
nil
(unaudited) for the month ended
March 31, 2017,
and
$89
(unaudited) for the
twelve
-month period ended
February 28, 2017.

(c)	Key management personnel compensation:

The key management personnel are the officers of the Corporation and the members of the Board of Directors of the Corporation. They control in the aggregate less than
1%
of the voting shares of the Corporation (less than
1%
in
2018
and
2%
in
2017
).

Key management personnel compensation includes the following for the years ended
March 31, 2019
and
2018,
the
thirteen
-month and
one
-month periods ended
March 31, 2017
and the
twelve
-month period ended
February 28, 2017.

			Thirteen- months ended	Month ended	Twelve-months ended
	March 31, 2019	March 31, 2018	March 31, 2017	March 31, 2017	February 28, 2017
				(Unaudited)	(Unaudited)
	$	$	$	$	$

Compensation	1,641	1,754	1,510	146	1,364
Share-based compensation costs	940	826	619	78	541
Total key management personnel compensation	2,581	2,580	2,129	224	1,905